Hedge accounting - Hedged item maturity (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedged items [line items]
Notional value	R$ 20,967,989	R$ 18,563,230	R$ 9,738,021
0-1 year
Disclosure of detailed information about hedged items [line items]
Notional value	1,536,589	873,144	520,853
1-2 years
Disclosure of detailed information about hedged items [line items]
Notional value	1,699,201	707,421	276,219
2-3 years
Disclosure of detailed information about hedged items [line items]
Notional value	6,001,602	2,805,418	478,745
3-4 years
Disclosure of detailed information about hedged items [line items]
Notional value	6,920,470	5,913,477	1,028,004
4-5 years
Disclosure of detailed information about hedged items [line items]
Notional value	2,888,836	5,930,291	4,510,125
5-10 years
Disclosure of detailed information about hedged items [line items]
Notional value	1,921,291	2,333,479	2,924,075
Hedge of fair value
Disclosure of detailed information about hedged items [line items]
Notional value	20,082,782	17,887,369	9,297,999
Hedge of fair value | 0-1 year
Disclosure of detailed information about hedged items [line items]
Notional value	696,906	229,368	136,636
Hedge of fair value | 1-2 years
Disclosure of detailed information about hedged items [line items]
Notional value	1,653,677	707,421	276,219
Hedge of fair value | 2-3 years
Disclosure of detailed information about hedged items [line items]
Notional value	6,001,602	2,773,333	478,745
Hedge of fair value | 3-4 years
Disclosure of detailed information about hedged items [line items]
Notional value	6,920,470	5,913,477	972,199
Hedge of fair value | 4-5 years
Disclosure of detailed information about hedged items [line items]
Notional value	2,888,836	5,930,291	4,510,125
Hedge of fair value | 5-10 years
Disclosure of detailed information about hedged items [line items]
Notional value	1,921,291	2,333,479	2,924,075
Hedge of net investment in foreign operations
Disclosure of detailed information about hedged items [line items]
Notional value	446,442	414,043	440,022
Hedge of net investment in foreign operations | 0-1 year
Disclosure of detailed information about hedged items [line items]
Notional value	400,918	381,958	384,217
Hedge of net investment in foreign operations | 1-2 years
Disclosure of detailed information about hedged items [line items]
Notional value	45,524	0	0
Hedge of net investment in foreign operations | 2-3 years
Disclosure of detailed information about hedged items [line items]
Notional value	0	32,085	0
Hedge of net investment in foreign operations | 3-4 years
Disclosure of detailed information about hedged items [line items]
Notional value	0	0	55,805
Hedge of net investment in foreign operations | 4-5 years
Disclosure of detailed information about hedged items [line items]
Notional value	0	0	0
Hedge of net investment in foreign operations | 5-10 years
Disclosure of detailed information about hedged items [line items]
Notional value	0	0	0
Hedge of cash flow
Disclosure of detailed information about hedged items [line items]
Notional value	438,765	261,818	R$ 0
Hedge of cash flow | 0-1 year
Disclosure of detailed information about hedged items [line items]
Notional value	438,765	261,818
Hedge of cash flow | 1-2 years
Disclosure of detailed information about hedged items [line items]
Notional value	0	0
Hedge of cash flow | 2-3 years
Disclosure of detailed information about hedged items [line items]
Notional value	0	0
Hedge of cash flow | 3-4 years
Disclosure of detailed information about hedged items [line items]
Notional value	0	0
Hedge of cash flow | 4-5 years
Disclosure of detailed information about hedged items [line items]
Notional value	0	0
Hedge of cash flow | 5-10 years
Disclosure of detailed information about hedged items [line items]
Notional value	R$ 0	R$ 0